Unaudited Condensed Consolidated Statements of Operation and Comprehensive Income - USD ($)	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Revenues	$ 3,215,147	$ 3,917,707
Revenues generated from third parties	2,946,344	3,812,564
Revenue generated from related parties	268,803	105,143
Cost of revenue	(1,375,762)	(1,239,023)
Gross profit	1,839,385	2,678,684
Operating expenses
Selling expenses	(774,253)	(838,217)
General and administrative expenses	(1,285,885)	(513,532)
Total operating expenses	(2,060,138)	(1,351,749)
(Loss) / Income from operations	(220,753)	1,326,935
Other expenses, net
Interest (expense) / income, net	(2,170,561)	1,501
Other income / (loss), net	38,079	(984)
Total other (expenses) / income, net	(2,132,482)	517
(Loss) / Income before income taxes	(2,353,235)	1,327,452
Income tax expense	5,166	(332,406)
Net (Loss) / Income	(2,348,069)	995,046
Other comprehensive income
Foreign currency translation adjustment	(807,315)	321,074
Comprehensive (Loss) / Income	$ (3,155,384)	$ 1,316,120
Weighted average number of common shares
Basic	22,725,512	20,000,000
Diluted	22,725,512	20,000,000
Earnings per share
Basic	$ (0.10)	$ 0.05
Diluted	$ (0.10)	$ 0.05